DEBT - 2015 and 2017 Norwegian Bonds (Details) - USD ($)			1 Months Ended
	May 05, 2020	Feb. 15, 2017	May 31, 2015
2015 Norwegian Bonds | Extended Bonds
Debt Instrument [Line Items]
Face amount of debt instrument			$ 150,000,000
Debt instrument term (in years)			5 years
Margin on LIBOR			4.40%
2015 Norwegian Bonds | Extended Bonds | Interest Rate Swap
Debt Instrument [Line Items]
All-in fixed interest rate			6.275%
2017 Norwegian Bonds | Extended Bonds
Debt Instrument [Line Items]
Face amount of debt instrument		$ 250,000,000.0
Margin on LIBOR		6.25%
2017 Norwegian Bonds | Extended Bonds | Interest Rate Swap
Debt Instrument [Line Items]
All-in fixed interest rate		8.194%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | Redemption Period 1
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 5,000,000.0
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | Redemption Period 2
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 3,800,000
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | Redemption Period 3
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	105.00%
Norwegian Bond Amendments, 2015 Norwegian Bonds | Extended Bonds | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	6.25%
Interest rate increase	1.85%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | Redemption Period 1
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 5,000,000.0
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | Redemption Period 4
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 6,300,000
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | Redemption Period 5
Debt Instrument [Line Items]
Debt instrument, periodic payment	$ 10,000,000.0
Debt instrument, redemption price, percentage	100.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | Redemption Period 6
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage	105.00%
Norwegian Bond Amendments, 2017 Norwegian Bonds | Extended Bonds | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	8.10%
Norwegian Bond Amendments
Debt Instrument [Line Items]
Dividends payable, amount per share, allowable under bond amendment	$ 0.0808
Norwegian Bond Amendments | Extended Bonds
Debt Instrument [Line Items]
Debt instrument, allowable amount under bond amendment	$ 25,000,000.0